Short-Term Debt	12 Months Ended
Dec. 31, 2021
23. Short-Term Debt
Short-Term Debt
23.

SHORT-TERM DEBT
Emera’s short-term borrowings consist of commercial

paper issuances, advances on revolving and non-
revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest
rates as at December 31 consisted of the following:
millions of Canadian dollars

2021
Weighted
average
interest rate 2020
Weighted
average
interest rate
Tampa Electric Company ("TEC")
Advances on term, revolving and accounts receivable facilities $

945 0.58% $

987 0.89%
Emera
Non-revolving term facility

400 0.96%

400 0.94%
Bank indebtedness

6 - % - - %
TECO Finance

Advances on revolving credit and term facilities

355 1.20%

205 1.46%
NMGC
Advances on revolving credit facilities

25 1.20%

21 1.22%
GBPC
Advances on revolving credit facilities

10 5.25%

11 5.25%
NSPI
Bank indebtedness

1 - % 1 - %
Short-term debt $

1,742 $

1,625
The Company’s total short-term revolving and non-revolving

credit facilities, outstanding borrowings and
available capacity as at December 31 were as follows:

millions of Canadian dollars Maturity 2021 2020
Tampa

Electric Company - revolving credit facility
2026 $

1,014 $

1,019
TECO Energy/TECO Finance - revolving credit facility 2026

507

509
Emera - non-revolving term facility 2022

400

400
TEC - term loan 2022

634

382
TEC - accounts receivable revolving credit facility -

191
NMGC - revolving credit facility 2026

158

159
GBPC - revolving credit facility on demand

16

17
Total $

2,729 $

2,677
Less:
Advances under revolving credit and term facilities

1,735

1,624
Letters of credit issued within the credit facilities 4 4
Total

advances under available facilities

1,739

1,628
Available capacity under existing agreements $

990 $

1,049
The weighted average interest rate on outstanding short-term debt at December 31, 2021 was
0.83

per
cent (2020 – 1.01

per cent).
Recent Significant Financing Activity by Segment
Florida Electric Utility
On December 17, 2021, TEC entered into a $ 500

million USD unsecured, non-revolving credit facility

with
a maturity date of December 16, 2022
. The credit facility contains customary representations

and
warranties, events of default, financial and other covenants and bears interest based on either the
London Inter-Bank Offered Rate (“LIBOR”), prime

rate, or the federal funds rate, plus a margin.

On December 17, 2021, TEC amended and restated its

$
800

million USD revolving credit facility.

The
amendment extended the maturity date from March 22, 2023

to
December 17, 2026 . There were no other
significant changes in commercial terms from the prior

agreement.
On May 25, 2021, TEC established a commercial paper

program. Amounts available under the
commercial paper program may be borrowed, repaid and reborrowed with the aggregate amount of the
notes outstanding at any time not to exceed $ 800

million USD. The full amount of commercial

paper
issued is backed by TEC’s credit facility and results

in an equal amount of its credit facility being
considered drawn and unavailable.
As a result of the $ 800

million USD senior notes issuance (refer to note 25),

on March 23, 2021, TEC
repaid its $ 300

million USD non-revolving term loan. TEC also repaid its

$
150

million USD accounts
receivable collateralized borrowing facility and the agreement subsequently matured and terminated on
March 22, 2021.
Gas Utilities and Infrastructure
On December 17, 2021, NMGC amended and restated

its $
125

million USD revolving credit facility.

The
amendment extended the maturity date from March 22, 2023

to
December 17, 2026 . There were no other
significant changes in commercial terms from the prior

agreement.
Other
On December 17, 2021, TECO Finance amended and

restated its $
400

million USD revolving credit
facility. The amendment

extended the maturity date from
March 22, 2023

to
December 17, 2026 . There
were no other significant changes in commercial terms

from the prior agreement.

On December 3, 2021, Emera extended the maturity date

of its $
400

million non-revolving term loan from
December 16, 2021

to
December 16, 2022
. There were no other significant changes in commercial

terms
from the prior agreement.